Investment Contracts - Additional Information (Details) - EBP 010 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract values of the synthetic GIC contracts	$ 112,312,000	$ 131,108,000
Stable Value Fund Investment Contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract values of the synthetic GIC contracts	125,564	145,255
Wrapper Contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract values of the synthetic GIC contracts	$ 0	$ 0
Minimum Interest crediting percentage provided	0.00%